Goodwill (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The following table summarizes changes in the carrying amount of goodwill during the years ended September 30, 2024. There were no changes in the carrying amount of goodwill during the year ended September 30, 2025.

Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	6,841
Acquisition of RaGE Systems	4,008
Balance at September 30, 2024 and 2025	$16,066

Schedule of Provision for Income Taxes

Substantially all of the Company’s pretax loss was generated in the United States. The provision (benefit) for income taxes consists of the following:

	Year ended September 30,
	2025	2024

Current
Federal	$—	$—
State	6	3
Total current	6	3

Deferred
Federal	1	(2,198)
State	—	(234)
Total deferred	1	(2,432)
Provision (benefit) for income taxes	$7	$(2,429)

Schedule of Loss Before Income Tax

The provision (benefit) for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	Year ended September 30,
	2025	2024

Income tax benefit computed at the U.S. federal statutory rate	$(9,685)	$(4,717)
State and local income tax benefits, net of federal benefit	(689)	(731)
Change in valuation allowance	5,758	4,865
Non-deductible transaction costs	—	1,181
Fair value of warrants issued to investors	1,342	154
State tax rate change	(26)	(14)
Change in fair value of earnout liability	(92)	(6,695)
Stock-based compensation	1,996	1,107
Non-deductible executive compensation	1,232	1,916
Other	171	505
Provision (benefit) for income taxes	$7	$(2,429)

Schedule of Deferred Liabilities

Deferred tax liabilities, net consist of the following:

	September 30,
	2025	2024

Deferred tax assets:
Net operating losses	$18,686	$14,312
Stock-based compensation	6,195	4,190
Section 174 capitalized costs	2,303	2,843
Accrued liabilities	194	190
Lease liabilities	88	340
Other	639	919
Total gross deferred tax assets	28,105	22,794
Valuation allowance	(25,095)	(19,152)
Net deferred tax assets	3,010	3,642

Deferred tax liabilities:
Intangible asset amortization	(3,218)	(3,566)
Fixed asset depreciation	(25)	(156)
Operating lease ROU assets	(88)	(240)
Total gross deferred tax liabilities	(3,331)	(3,962)
Deferred tax liabilities, net	$(321)	$(320)